Shareholder Report, Average Annual Return (Details)	4 Months Ended	5 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Hedgeye Capital Allocation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.60%
Hedgeye Quality Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		13.57%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%	14.09%